Subsequent events	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Subsequent events
22	Subsequent events

22.1	Acquisition of a shared mobility platform, Urbvan Mobility Ltd.
On 11 July 2022, the Group closed a definitive sales and purchase agreement to acquire all the shares of Urbvan Mobility Ltd, a shared mobility platform offering tech-enabled transportation services across Mexico.
The agreed purchase price is detailed below:

•
On the
6-month
anniversary of the agreement closing date (“First Payment”), the Group shall make a share payment of 2,931,639 Class A Ordinary Shares, and cash payment equivalent to 30,740 Class A Ordinary Shares multiplied by the share market price on the First Payment date.

•
On the
10-month
anniversary of the agreement closing date (“Second Payment”), the Group shall make a share payment of 2,899,999 Class A Ordinary Shares, and cash payment equivalent to 30,407 Class A Ordinary Shares multiplied by the share market price on the Second Payment date.

•
On the
12-month
anniversary of the agreement closing date (“Third Payment”), the Group shall make a share payment of 2,899,999 Class A Ordinary Shares, and cash payment equivalent to 30,407 Class A Ordinary Shares multiplied by the share market price on the Third Payment date.

•
On the
16-month
anniversary of the agreement closing date (“Forth Payment”), the Group shall make a share payment of 1,399,998 Class A Ordinary Shares, and cash payment equivalent to 14,677 Class A Ordinary Shares multiplied by the share market price on the Forth Payment date.

•
On the
24-month
anniversary of the agreement closing date (“Fifth Payment”), the Group shall make a share payment of 1,399,998 Class A Ordinary Shares, and cash payment equivalent to 14,677 Class A Ordinary Shares multiplied by the share market price on the Fifth Payment date.

•	Maximum of 750,000 Class A Ordinary Shares, payable subject to achieving certain revenue level as outlined in the sales and purchase agreement.

22.2	Voluntary extension of Swvl shares lock-up period
On 10 July 2022, certain shareholders, directors and officers of the Parent Company, including certain of its pre-Transaction
shareholders, key executives and Queen’s Gambit Holdings LLC (collectively, the
“Lock-Up

Holders”), entered into voluntary extensions to their respective lock-up agreements of shares. The extension period which originally varied from 6 to 12 months after the date of closing of the Transaction on 31 March 2022 is now extended to vary between 12 to 18 months.
Collectively, the
Lock-Up
Holders that agreed to enter into the
Lock-Up
Extensions own 100,414,134 Class A Ordinary Shares, which represents approximately 84% of the total number of Class A Ordinary Shares outstanding as of 10 July 2022.

22.3	Offer and sale purchase agreement with B. Riley Principal Capital LLC
On 8 July 2022, Swvl received it’s Notice of Effectiveness from the U.S. Securities and Exchange Commission on the purchase agreement entered with B. Riley Principal Capital LLC (“Riley”) on 6 April 2022, which enables the Company, at its discretion, to elect to issue and sell to Riley up to 102,939,766 of Class A Ordinary Shares.

22.4	Private placement of Class A Ordinary Shares and Warrants
On 9 August 2022, the Group entered a private placement agreement (“Securities Purchase Agreement”) to sell Class A Ordinary Shares and Warrants to an investor for a total subscription amount of $20 million which are paid in full at the date of execution.

Under the Securities Purchase Agreement, the Group agreed to sell, and the investor agreed to purchase,
12,121,214
Class A Ordinary Shares of the Company, and accordingly the Group issued the relevant shares to the investor. In addition, the investor receives
12,121,214
series A warrant exercisable within
5 years
and
6,060,607
series B warrant exercisable within
2 years
.

22.5	Termination of Agreement to Acquire Zeelo LTD.
On July 29, 2022, the Group and Zeelo LTD. agreed to terminate their previously announced transaction whereby the Group would acquire Zeelo.
The acquisition transaction was announced on April 28, 2022 and expected to close on                May 24, 2022. All
pre-completion
obligations were met, but following financial market volatility, the Group and Zeelo mutually agreed to terminate the planned transaction.
During the period, the Group has impaired a convertible notes balance from Zeelo LTD of $10 million.